First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 82.9%
	Aerospace/Defense — 2.7%
$670,000	HEICO Corp.	5.35%	08/01/33	$679,808
1,025,000	Howmet Aerospace, Inc.	5.95%	02/01/37	1,078,135
1,000,000	Lockheed Martin Corp.	4.80%	08/15/34	1,003,804
825,000	Lockheed Martin Corp.	4.07%	12/15/42	717,320
320,000	Northrop Grumman Corp.	4.40%	05/01/30	316,231
1,230,000	Northrop Grumman Corp.	4.70%	03/15/33	1,216,864
870,000	Northrop Grumman Corp.	5.05%	11/15/40	845,043
420,000	RTX Corp.	6.00%	03/15/31	447,117
				6,304,322
	Banking — 9.6%
485,000	American Express Co. (a)	6.49%	10/30/31	527,763
2,155,000	Bank of America Corp. (a)	3.97%	02/07/30	2,076,121
2,505,000	Bank of America Corp. (a)	4.57%	04/27/33	2,419,760
1,170,000	Bank of New York Mellon (The) Corp. (a)	4.29%	06/13/33	1,118,198
260,000	Fifth Third Bancorp (a)	4.77%	07/28/30	255,584
1,160,000	Goldman Sachs Group (The), Inc.	3.80%	03/15/30	1,106,010
1,300,000	Goldman Sachs Group (The), Inc. (a)	5.33%	07/23/35	1,310,157
1,735,000	JPMorgan Chase & Co. (a)	4.49%	03/24/31	1,707,300
2,625,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	2,601,684
750,000	JPMorgan Chase & Co. (a)	5.77%	04/22/35	786,347
990,000	Morgan Stanley (a)	4.43%	01/23/30	973,294
2,345,000	Morgan Stanley (a)	5.25%	04/21/34	2,357,078
375,000	Morgan Stanley (a)	5.83%	04/19/35	391,977
750,000	Morgan Stanley (a)	5.32%	07/19/35	756,471
355,000	PNC Financial Services Group (The), Inc.	3.45%	04/23/29	336,693
625,000	State Street Corp. (a)	4.16%	08/04/33	594,196
255,000	Truist Financial Corp. (a)	4.87%	01/26/29	254,088
505,000	US Bancorp (a)	5.78%	06/12/29	520,186
750,000	US Bancorp (a)	5.10%	07/23/30	756,814
1,450,000	Wells Fargo & Co. (a)	4.48%	04/04/31	1,417,476
				22,267,197
	Brokerage/Asset Managers/Exchanges — 2.4%
50,000	Intercontinental Exchange, Inc. (b)	3.63%	09/01/28	47,928
1,485,000	Intercontinental Exchange, Inc.	2.10%	06/15/30	1,292,205
500,000	Intercontinental Exchange, Inc.	5.25%	06/15/31	514,334
410,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	402,797
1,155,000	Intercontinental Exchange, Inc.	2.65%	09/15/40	825,793
1,810,000	Nasdaq, Inc.	5.55%	02/15/34	1,859,809
850,000	Nasdaq, Inc.	2.50%	12/21/40	575,091
				5,517,957
	Building Materials — 1.3%
500,000	Builders FirstSource, Inc. (b)	6.38%	03/01/34	504,919
1,000,000	CRH America Finance, Inc.	5.40%	05/21/34	1,017,202
525,000	CRH America, Inc. (b)	5.13%	05/18/45	489,304
1,010,000	Vulcan Materials Co.	3.50%	06/01/30	945,041
				2,956,466
	Cable Satellite — 0.7%
26,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	23,298
335,000	Comcast Corp.	3.40%	04/01/30	314,283

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable Satellite (Continued)
$645,000	Comcast Corp.	4.25%	01/15/33	$616,349
705,000	Comcast Corp.	3.75%	04/01/40	586,087
				1,540,017
	Construction Machinery — 2.7%
1,500,000	Ashtead Capital, Inc. (b)	2.45%	08/12/31	1,246,792
1,000,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	1,018,092
1,500,000	Ritchie Bros Holdings, Inc. (b)	6.75%	03/15/28	1,533,405
2,400,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	2,437,053
				6,235,342
	Consumer Cyclical Services — 0.5%
400,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	394,150
757,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	688,950
				1,083,100
	Consumer Products — 0.3%
735,000	Haleon US Capital LLC	3.63%	03/24/32	675,260
	Diversified Manufacturing — 0.9%
2,050,000	Veralto Corp. (b)	5.45%	09/18/33	2,098,644
	Electric — 1.5%
275,000	Duke Energy Carolinas LLC	4.95%	01/15/33	278,102
370,000	Duke Energy Carolinas LLC	4.85%	01/15/34	368,500
515,000	Duke Energy Progress LLC	6.30%	04/01/38	567,659
175,000	Florida Power & Light Co.	4.63%	05/15/30	175,676
540,000	Florida Power & Light Co.	5.10%	04/01/33	550,659
485,000	Florida Power & Light Co.	5.69%	03/01/40	506,331
750,000	PECO Energy Co.	4.90%	06/15/33	752,886
370,000	Public Service Electric & Gas Co.	5.20%	08/01/33	379,494
				3,579,307
	Environmental — 1.6%
1,570,000	Republic Services, Inc.	5.00%	04/01/34	1,578,440
670,000	Republic Services, Inc.	6.20%	03/01/40	731,464
670,000	Waste Management, Inc.	4.63%	02/15/33	662,760
1,010,000	Waste Management, Inc.	2.95%	06/01/41	753,832
				3,726,496
	Food and Beverage — 8.8%
1,400,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	1,420,509
1,880,000	Campbell Soup Co.	5.40%	03/21/34	1,913,982
1,050,000	Conagra Brands, Inc.	5.30%	11/01/38	1,023,350
1,900,000	Constellation Brands, Inc.	4.75%	05/09/32	1,869,639
884,000	Constellation Brands, Inc.	4.50%	05/09/47	761,376
830,000	General Mills, Inc.	5.40%	06/15/40	825,493
945,000	J.M. Smucker (The) Co.	6.20%	11/15/33	1,020,201
1,050,000	J.M. Smucker (The) Co.	6.50%	11/15/43	1,137,196
875,000	Keurig Dr Pepper, Inc.	5.30%	03/15/34	890,757
865,000	Keurig Dr Pepper, Inc., Series 10	5.20%	03/15/31	881,900
950,000	Kraft Heinz Foods Co.	3.75%	04/01/30	905,385
400,000	Kraft Heinz Foods Co.	6.50%	02/09/40	437,026
500,000	Kraft Heinz Foods Co.	5.00%	06/04/42	464,956
1,500,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	1,352,951

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food and Beverage (Continued)
$1,500,000	McCormick & Co., Inc.	4.95%	04/15/33	$1,505,672
850,000	Molson Coors Beverage Co.	5.00%	05/01/42	799,515
1,000,000	Mondelez International, Inc.	3.00%	03/17/32	883,985
750,000	Nestle Holdings, Inc. (b)	2.50%	09/14/41	537,081
500,000	PepsiCo, Inc.	2.63%	10/21/41	359,972
1,000,000	Post Holdings, Inc. (b)	6.25%	02/15/32	1,013,937
380,000	Sysco Corp.	5.95%	04/01/30	402,230
				20,407,113
	Gaming — 0.6%
525,000	VICI Properties, L.P.	4.95%	02/15/30	514,847
1,000,000	VICI Properties, L.P.	5.75%	04/01/34	1,015,868
				1,530,715
	Health Insurance — 5.0%
250,000	Centene Corp.	4.63%	12/15/29	240,808
2,140,000	Centene Corp.	3.00%	10/15/30	1,872,855
790,000	Elevance Health, Inc.	2.55%	03/15/31	689,105
1,075,000	Elevance Health, Inc.	4.10%	05/15/32	1,021,085
1,000,000	Elevance Health, Inc.	5.38%	06/15/34	1,026,307
845,000	Elevance Health, Inc.	4.63%	05/15/42	765,097
660,000	Humana, Inc.	4.88%	04/01/30	661,298
1,000,000	Humana, Inc.	5.95%	03/15/34	1,047,266
600,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	543,099
1,500,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,324,686
845,000	UnitedHealth Group, Inc.	4.90%	04/15/31	854,572
780,000	UnitedHealth Group, Inc.	5.35%	02/15/33	807,121
650,000	UnitedHealth Group, Inc.	6.88%	02/15/38	762,223
				11,615,522
	Healthcare — 11.9%
2,000,000	Agilent Technologies, Inc.	2.30%	03/12/31	1,708,254
2,470,000	Alcon Finance Corp. (b)	5.38%	12/06/32	2,532,436
50,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	48,187
640,000	Becton Dickinson & Co.	4.30%	08/22/32	613,658
500,000	Becton Dickinson & Co.	5.11%	02/08/34	503,349
575,000	Becton Dickinson & Co.	4.69%	12/15/44	520,833
1,750,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	1,620,420
910,000	Cigna Group (The)	2.38%	03/15/31	780,626
1,045,000	Cigna Group (The)	5.40%	03/15/33	1,072,596
1,105,000	Cigna Group (The)	4.80%	08/15/38	1,049,461
815,000	CVS Health Corp.	5.13%	02/21/30	823,755
900,000	Danaher Corp.	4.38%	09/15/45	811,348
280,000	GE HealthCare Technologies, Inc.	5.86%	03/15/30	293,738
1,430,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	1,506,858
555,000	HCA, Inc.	4.13%	06/15/29	535,603
1,725,000	HCA, Inc.	5.50%	06/01/33	1,746,701
850,000	HCA, Inc.	5.13%	06/15/39	810,921
1,335,000	IQVIA, Inc.	5.70%	05/15/28	1,368,348
1,050,000	IQVIA, Inc. (b)	6.50%	05/15/30	1,081,249
435,000	McKesson Corp.	5.10%	07/15/33	444,598
1,000,000	Quest Diagnostics, Inc.	6.40%	11/30/33	1,093,351

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$800,000	Solventum Corp. (b)	5.45%	03/13/31	$807,332
2,010,000	Solventum Corp. (b)	5.60%	03/23/34	2,022,961
1,000,000	Stryker Corp.	1.95%	06/15/30	861,940
825,000	Stryker Corp.	4.10%	04/01/43	700,919
190,000	Thermo Fisher Scientific, Inc.	4.95%	11/21/32	192,869
740,000	Thermo Fisher Scientific, Inc.	5.40%	08/10/43	755,513
1,650,000	Universal Health Services, Inc.	2.65%	10/15/30	1,446,734
				27,754,558
	Home Construction — 0.2%
420,000	PulteGroup, Inc.	6.38%	05/15/33	453,723
	Lodging — 0.2%
600,000	Marriott International, Inc., Series FF	4.63%	06/15/30	595,454
	Other Utility — 0.7%
625,000	American Water Capital Corp.	4.45%	06/01/32	611,811
1,000,000	American Water Capital Corp.	5.15%	03/01/34	1,016,501
				1,628,312
	Packaging — 2.0%
500,000	Ball Corp.	6.00%	06/15/29	505,489
555,000	Berry Global, Inc.	5.50%	04/15/28	562,196
2,550,000	Berry Global, Inc. (b)	5.65%	01/15/34	2,560,919
1,000,000	Crown Americas LLC	5.25%	04/01/30	980,287
				4,608,891
	Pharmaceuticals — 2.0%
400,000	AbbVie, Inc.	4.95%	03/15/31	408,002
670,000	AbbVie, Inc.	5.35%	03/15/44	681,374
1,065,000	Amgen, Inc.	5.25%	03/02/30	1,093,724
1,500,000	Zoetis, Inc.	5.60%	11/16/32	1,567,606
980,000	Zoetis, Inc.	4.70%	02/01/43	895,556
				4,646,262
	Property & Casualty Insurance — 6.8%
1,795,000	Aon North America, Inc.	5.45%	03/01/34	1,832,964
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	2,055,645
1,905,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	1,940,885
500,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	498,341
3,100,000	Brown & Brown, Inc.	4.20%	03/17/32	2,886,516
1,500,000	Brown & Brown, Inc.	5.65%	06/11/34	1,519,576
645,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	687,431
350,000	Marsh & McLennan Cos., Inc.	5.15%	03/15/34	358,949
940,000	Marsh & McLennan Cos., Inc.	4.75%	03/15/39	900,032
1,603,000	Ryan Specialty LLC (b)	4.38%	02/01/30	1,511,000
1,550,000	Willis North America, Inc.	5.35%	05/15/33	1,556,829
				15,748,168
	Restaurants — 0.6%
1,000,000	McDonald’s Corp.	4.88%	12/09/45	924,457
470,000	Starbucks Corp.	4.90%	02/15/31	476,259
				1,400,716

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Retailers — 0.7%
$1,000,000	Home Depot	4.95%	06/25/34	$1,010,204
760,000	O’Reilly Automotive, Inc.	4.70%	06/15/32	748,889
				1,759,093
	Technology — 17.2%
2,325,000	Adobe, Inc.	4.95%	04/04/34	2,369,443
1,000,000	Atlassian Corp.	5.25%	05/15/29	1,014,434
1,550,000	Atlassian Corp.	5.50%	05/15/34	1,573,259
1,700,000	Autodesk, Inc.	2.85%	01/15/30	1,551,268
125,000	Cisco Systems, Inc.	4.95%	02/26/31	127,813
375,000	Cisco Systems, Inc.	5.05%	02/26/34	383,688
2,750,000	CoStar Group, Inc. (b)	2.80%	07/15/30	2,395,694
4,194,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	3,767,003
2,500,000	FactSet Research Systems, Inc.	3.45%	03/01/32	2,226,264
1,100,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	810,545
55,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	53,197
900,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	909,490
555,000	Fiserv, Inc.	2.65%	06/01/30	495,850
55,000	Gartner, Inc. (b)	4.50%	07/01/28	53,439
265,000	Gartner, Inc. (b)	3.63%	06/15/29	246,770
2,250,000	Gartner, Inc. (b)	3.75%	10/01/30	2,058,841
705,000	MSCI, Inc. (b)	4.00%	11/15/29	668,575
3,135,000	MSCI, Inc. (b)	3.88%	02/15/31	2,878,426
290,000	Open Text Holdings, Inc. (b)	4.13%	02/15/30	264,760
670,000	Oracle Corp.	4.65%	05/06/30	668,854
705,000	Oracle Corp.	6.25%	11/09/32	761,409
1,000,000	Oracle Corp.	6.50%	04/15/38	1,100,306
2,000,000	PTC, Inc. (b)	4.00%	02/15/28	1,895,955
1,535,000	Roper Technologies, Inc.	1.75%	02/15/31	1,266,047
1,300,000	Salesforce, Inc.	1.95%	07/15/31	1,094,214
1,420,000	Salesforce, Inc.	2.70%	07/15/41	1,024,489
2,625,000	ServiceNow, Inc.	1.40%	09/01/30	2,194,740
50,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	49,580
965,000	Verisk Analytics, Inc.	5.75%	04/01/33	1,014,955
935,000	Verisk Analytics, Inc.	5.50%	06/15/45	929,412
1,800,000	VMware LLC	4.70%	05/15/30	1,782,545
350,000	Workday, Inc.	3.70%	04/01/29	335,048
2,300,000	Workday, Inc.	3.80%	04/01/32	2,125,056
				40,091,369
	Wireless — 1.6%
1,260,000	Crown Castle, Inc.	3.30%	07/01/30	1,149,860
700,000	Crown Castle, Inc.	2.90%	04/01/41	500,197
50,000	SBA Communications Corp.	3.13%	02/01/29	45,299
915,000	T-Mobile USA, Inc.	2.55%	02/15/31	795,335
600,000	T-Mobile USA, Inc.	5.20%	01/15/33	607,903
840,000	T-Mobile USA, Inc.	4.38%	04/15/40	745,389
				3,843,983

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Wirelines — 0.4%
$650,000	AT&T, Inc.	4.30%	02/15/30	$635,933
335,000	Verizon Communications, Inc.	4.02%	12/03/29	323,879
				959,812
	Total Corporate Bonds and Notes			193,027,799
	(Cost $189,765,122)
FOREIGN CORPORATE BONDS AND NOTES — 11.0%
	Banking — 1.3%
520,000	Barclays PLC (a)	4.97%	05/16/29	518,497
420,000	Royal Bank of Canada	3.88%	05/04/32	393,341
320,000	Toronto-Dominion Bank (The)	5.52%	07/17/28	329,509
565,000	Toronto-Dominion Bank (The)	4.46%	06/08/32	547,073
145,000	UBS AG	5.65%	09/11/28	150,162
485,000	UBS Group AG (a) (b)	5.43%	02/08/30	492,526
500,000	UBS Group AG (a) (b)	4.19%	04/01/31	476,034
				2,907,142
	Building Materials — 0.7%
1,550,000	Cemex S.A.B. de C.V. (b)	5.45%	11/19/29	1,543,342
	Environmental — 0.5%
1,100,000	Waste Connections, Inc.	5.00%	03/01/34	1,105,081
	Food and Beverage — 0.6%
1,500,000	Bacardi Ltd. / Bacardi-Martini B.V. (b)	5.40%	06/15/33	1,500,433
	Healthcare — 2.1%
3,000,000	Icon Investments Six Designated Activity Co.	6.00%	05/08/34	3,131,757
590,000	Medtronic Global Holdings S.C.A.	4.50%	03/30/33	580,379
1,250,000	Smith & Nephew PLC	5.40%	03/20/34	1,265,011
				4,977,147
	Packaging — 0.7%
1,794,000	CCL Industries, Inc. (b)	3.05%	06/01/30	1,624,309
	Paper — 1.2%
2,785,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	2,832,294
	Pharmaceuticals — 0.2%
215,000	Pfizer Investment Enterprises Pte Ltd.	4.65%	05/19/30	216,568
240,000	Pfizer Investment Enterprises Pte Ltd.	4.75%	05/19/33	239,325
				455,893
	Property & Casualty Insurance — 0.4%
830,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	845,016
	Restaurants — 0.4%
1,005,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	897,173
	Retailers — 0.8%
490,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	447,692
750,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	756,855
835,000	Alimentation Couche-Tard, Inc. (b)	3.44%	05/13/41	649,457
				1,854,004
	Technology — 2.1%
1,545,000	Constellation Software, Inc. (b)	5.46%	02/16/34	1,582,623
500,000	Elastic N.V. (b)	4.13%	07/15/29	461,611
600,000	Open Text Corp. (b)	6.90%	12/01/27	623,073

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$1,530,000	Open Text Corp. (b)	3.88%	02/15/28	$1,429,719
835,000	Thomson Reuters Corp.	5.85%	04/15/40	866,834
				4,963,860
	Total Foreign Corporate Bonds and Notes			25,505,694
	(Cost $25,026,312)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 4.8%
	Chemicals — 1.8%
4,200,000	FMC Corp.	6.00%	08/01/24	4,200,000
	Technology — 3.0%
2,800,000	Global Payments, Inc.	5.96%	08/01/24	2,800,000
4,200,000	Jabil, Inc.	5.87%	08/01/24	4,200,000
				7,000,000
	Total Commercial Paper			11,200,000
	(Cost $11,200,000)

	Total Investments — 98.7%			229,733,493
	(Cost $225,991,434)
	Net Other Assets and Liabilities — 1.3%			2,997,639
	Net Assets — 100.0%			$232,731,132

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $53,267,974 or 22.9% of net assets.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$193,027,799	$—	$193,027,799	$—
Foreign Corporate Bonds and Notes*	25,505,694	—	25,505,694	—
Commercial Paper*	11,200,000	—	11,200,000	—
Total Investments	$229,733,493	$—	$229,733,493	$—

*	See Portfolio of Investments for industry breakout.